Commitments and Contingencies	12 Months Ended
Aug. 31, 2021
Commitments and Contingencies

19. Commitments and Contingencies

Commitments:

In order to maintain existing site mining and exploration licenses, the Company is required to pay annual license fees. As at August 31, 2021 these licenses remained in good standing and the Company is up to date on license payments.

Contingencies:

The Company is involved in litigation and disputes arising in the normal course of operations. Management is of the opinion that the outcome of any potential litigation will not have a material adverse impact on the Company’s financial position or results of operations. Accordingly, the commitment table does not include any provisions for the settlement of outstanding litigation and potential claims.